Advances for Vessels Under Construction and Other Vessels' Costs	12 Months Ended
Dec. 31, 2025
Advances for Vessels Under Construction and Other Vessels' Costs [Abstract]
Advances for Vessels Under Construction and Other Vessels' Costs
5.	Advances for Vessels Under Construction and Other Vessels’ Costs

From March 2023 to April 2024, the Company, through its newly established subsidiaries named Nakaza Shipping Company Inc., Sri Lanka Shipping Company Inc., Guadeloupe Shipping Company Inc., and Saint Barth Shipping Company Inc. entered into four shipbuilding contracts with Chinese shipyards for the construction of three product/crude oil tankers of approximately 114,000 dwt each, and one product oil/chemical tanker of approximately 75,000 dwt. The newbuildings (named H1515, H1596, H1597 and H1624) have gross contract prices of $63,250, $64,845, $64,845 and $56,533, respectively. The shipbuilding contracts provide that the purchase price of each newbuilding will be paid in five installments, each falling at the contract signing, steel cutting, keel laying, launching, and at the delivery of each vessel. The Company took delivery of the hulls H1515 and H1596 during 2025 (Note 6), of the hull H1597 in January 2026 (Note 14) and expects to take delivery of the hull H1624 in the first quarter 2027.

During 2023, the Company paid the first installment for the Hull H1515, being $9,488, which was capitalized in Advances for Vessels Under Construction and Other Vessels’ Costs, along with interest amounting to $540 and other paid costs of $1,275. During 2024, the Company paid the first installments for the  Hulls H1596, H1597 and H1624, and the second installments for the Hulls H1515 and H1596, being $40,742 in aggregate, which were capitalized in Advances for Vessels Under Construction and Other Vessels’ Costs in the accompanying consolidated balance sheet of December 31, 2024, along with interest amounting to $2,435 and other paid costs of $3,989.

During 2025, with respect to the hulls H1515 and H1596, the Company paid $96,072 being the third, fourth and fifth installments for each, and capitalized interest amounting to $1,358 and other paid costs of $1,350. The Company took delivery of the two newbuilding vessels, which were renamed “P. Massport” and “P. Tokyo”, in July and September 2025, respectively. Upon their delivery, their aggregate costs of $135,617 were transferred from Advances for Vessels Under Construction and Other Vessels’ Costs to vessels’ costs (Note 6). Also, during 2025, with respect to the hulls H1597 and H1624, the Company paid $25,107 being the second, third and fourth installment for H1597 and the second installment for hull H1624, which were capitalized in Advances for Vessels Under Construction and Other Vessels’ Costs in the accompanying consolidated balance sheet of December 31, 2025, along with interest amounting to $1,626 and other paid costs of $361.

The movement of the advances for vessels under construction and other vessels’ costs for 2024 and 2025 is as follows:

	Predelivery Installments	Capitalized costs	Total
Balance, December 31, 2023	$9,488	$1,815	$11,303
- predelivery installments to shipyard	40,742	-	40,742
- predelivery capitalized costs	-	6,423	6,423
Balance, December 31, 2024	$50,230	$8,238	$58,468
- predelivery installments to shipyard	121,179	-	121,179
- predelivery capitalized costs	-	4,695	4,695
- transfer to Vessels, net	(128,095)	(7,522)	(135,617)
Balance, December 31, 2025	$43,314	$5,411	$48,725